Capital Risk (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Capital Risk Exposure [Abstract]
Summary of Regulatory Capital Resources
This table shows our qualifying regulatory capital:

	2022	2021
	£m	£m
CET1 capital instruments and reserves:
– Capital instruments	7,060	7,060
– Retained earnings	6,563	6,754
– Accumulated other reserves and non-controlling interests	(1,108)	138
CET1 capital before regulatory adjustments	12,515	13,952
CET1 regulatory adjustments:
– Additional value adjustments	(18)	(25)
– Goodwill (net of tax)	(1,133)	(1,130)
– Other intangibles	(351)	(195)
– Fair value reserves related to gains or losses on cash flow hedges	1,116	(110)
– Negative amounts resulting from the calculation of regulatory expected loss amounts	(517)	(585)
– Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(27)	0
– Deferred tax assets that rely on future profitability excluding timing differences	0	(2)
– Defined benefit pension fund assets	(755)	(1,061)
– NPE Backstop	(4)	0
– CET1 Capital Charge	0	0
– Dividend accrual	(3)	(17)
– IFRS 9 Transitional Adjustment	20	21
CET1 capital	10,843	10,848
AT1 capital instruments:
– Capital instruments	2,196	2,191
– Amount of qualifying items subject to phase out from AT1	—	163
– Regulatory deductions for instruments issued by subsidiary undertakings	—	(48)
AT1 capital	2,196	2,306
Tier 1 capital	13,039	13,154
Tier 2 capital instruments:
– Capital instruments	2,111	2,263
– Amount of qualifying items subject to phase out from Tier 2	207	35
– Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases	(857)	(725)
Tier 2 capital	1,461	1,573
Total regulatory capital	14,500	14,727

Disclosure of Movements in Regulatory Capital
Movements in regulatory capital

	CET1 capital	AT1 capital	Tier 2 capital	Total
	£m	£m	£m	£m
At 1 January 2022	10,848	2,306	1,573	14,727
–Retained earnings	(191)	—	—	(191)
–Other reserves and non-controlling interests	(1,246)	—	—	(1,246)
–Additional value adjustments	7	—	—	7
–Goodwill (net of tax)	(3)	—	—	(3)
–Other intangibles	(156)	—	—	(156)
–Fair value reserves related to gains and losses on cash flow hedges	1,226	—	—	1,226
–Negative amounts resulting from the calculation of regulatory expected loss amounts	68	—	—	68
–Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	(27)	—	—	(27)
–Deferred tax assets that rely on future profitability excluding timing differences	2	—	—	2
–Defined benefit pension fund assets	306	—	—	306
–NPE Backstop	(4)	—	—	(4)
–CET1 Capital Charge	—	—	—	—
–Dividend accrual	14	—	—	14
–Capital instruments	—	5	(152)	(147)
–IFRS 9 Transitional Adjustment	(1)	—	—	(1)
–Amount of qualifying items subject to phase out from AT1	—	(163)	—	(163)
–Amount of qualifying items subject to phase out from Tier 2	—	—	172	172
- Deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation	—	48	(132)	(84)
At 31 December 2022	10,843	2,196	1,461	14,500